Unaudited Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series E Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series D Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series C Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] AOCI Attributable to Parent [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2019										4,600,000	4,000,000	4,000,000	2,000,000		119,132,696
Balance at Dec. 31, 2019	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (543)	$ (543)	$ 0	$ 0	$ 0	$ 0		$ 12	$ 1,351,352	$ (1,214)	$ 60,578	$ 1,410,728
Net income										$ 0	$ 0	$ 0	$ 0		$ 0	0	0	(43,447)	(43,447)
- Issuance of common stock (Notes 3 and 15) (in shares)										0	0	0	0		1,568,644
- Issuance of common stock (Notes 3 and 15)										$ 0	$ 0	$ 0	$ 0		$ 0	9,591	0	0	9,591
-Retirement of Preferred Stock (Note 15) (in shares)										(25,900)	(13,458)	(26,865)	(29,351)	(95,574)	0
-Retirement of Preferred Stock (Note 15)										$ 0	$ 0	$ 0	$ 0		$ 0	(2,303)	0		(1,684)
-Retirement of Preferred Stock (Note 15)																		619
- Dividends - Common stock (Note 15)										0	0	0	0		0	0	0	(23,905)	(23,905)
- Dividends - Preferred stock (Note 15)										0	0	0	0		0	0	0	(15,591)	(15,591)
- Other comprehensive income (loss)										$ 0	$ 0	$ 0	$ 0		$ 0	0	(8,083)	0	(8,083)
Balance (in shares) at Jun. 30, 2020										4,574,100	3,986,542	3,973,135	1,970,649		120,719,340
Balance at Jun. 30, 2020										$ 0	$ 0	$ 0	$ 0		$ 12	1,358,640	(9,297)	(22,289)	1,327,066
Balance (in shares) at Dec. 31, 2019										4,600,000	4,000,000	4,000,000	2,000,000		119,132,696
Balance at Dec. 31, 2019	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (543)	$ (543)	$ 0	$ 0	$ 0	$ 0		$ 12	1,351,352	(1,214)	60,578	1,410,728
Balance (in shares) at Dec. 31, 2020										4,574,100	3,986,542	3,973,135	1,970,649		122,160,638
Balance at Dec. 31, 2020										$ 0	$ 0	$ 0	$ 0		$ 12	1,366,486	(7,957)	(9,721)	1,348,820
Net income										$ 0	$ 0	$ 0	$ 0		$ 0	0	0	158,757	158,757
- Issuance of common stock (Notes 3 and 15) (in shares)										0	0	0	0		937,523
- Issuance of common stock (Notes 3 and 15)										$ 0	$ 0	$ 0	$ 0		$ 0	8,987	0	0	8,987
- Dividends - Common stock (Note 15)										0	0	0	0		0	0	0	(24,483)	(24,483)
- Dividends - Preferred stock (Note 15)										0	0	0	0		0	0	0	(15,534)	(15,534)
- Other comprehensive income (loss)										0	0	0	0		0	0	(948)	0	(948)
-Gain from common control transaction (Note 3)										$ 0	$ 0	$ 0	$ 0		$ 0	86	0	0	86
Balance (in shares) at Jun. 30, 2021										4,574,100	3,986,542	3,973,135	1,970,649		123,098,161
Balance at Jun. 30, 2021										$ 0	$ 0	$ 0	$ 0		$ 12	$ 1,375,559	$ (8,905)	$ 109,019	$ 1,475,685